Annual Fund Operating Expenses	Jan. 23, 2026
Advisor Class [Member] | Spectrum Low Volatility Fund | Spectrum Low Volatility Fund Advisor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.15%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.05%	[1]
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.58%	[2]
Expenses (as a percentage of Assets)	3.24%
Investor Class [Member] | Spectrum Low Volatility Fund | Spectrum Active Advantage Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.15%
Component1 Other Expenses	0.05%	[3]
Component2 Other Expenses	0.21%
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.58%	[4]
Expenses (as a percentage of Assets)	2.99%	[4]
Investor Class [Member] | Spectrum Active Advantage Fund | Spectrum Active Advantage Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.50%
Component1 Other Expenses	0.03%	[5]
Component2 Other Expenses	0.35%
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	1.00%	[6]
Expenses (as a percentage of Assets)	2.88%
Investor Class [Member] | Spectrum Unconstrained Fund | Spectrum Unconstrained Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	2.15%
Component1 Other Expenses	0.01%	[7]
Component2 Other Expenses	0.46%
Other Expenses (as a percentage of Assets):	0.47%
Acquired Fund Fees and Expenses	0.84%	[8]
Expenses (as a percentage of Assets)	3.46%

[1]	Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees
[2]	The Advisor Class Shares have not yet commenced operations. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
[3]	Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees.
[4]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
[5]	Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees.
[6]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.
[7]	Shareholder Service Expenses may include sub-transfer agent and sub-custodian fees.
[8]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund and does not include the indirect costs of investing in other investment companies.